Transactions with Related Parties	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

The following transactions with related parties occurred during the six-month periods ended June 30, 2025 and 2026.

(a)	Ship management services:

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company and by Konkar Agencies pursuant to the ship-management agreements, and are included in the accompanying unaudited interim Consolidated Statements of Comprehensive Income/(Loss):

	Six months ended June 30,
	2025	2026
Included in Voyage related costs and commissions
Charter hire commissions	$234	$276

Included in Management fees, related parties
Ship-management Fees	686	704

Included in General and administrative expenses
Administration Fees	1,010	1,033

Total	$1,930	$2,013

PYXIS TANKERS INC.

Notes to the unaudited interim Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

3. Transactions with Related Parties: – Continued:

During the first half of 2025, we paid a one-time performance bonus of $3,000 to Maritime, which was approved in June 2025. No commitment to pay such bonus existed as of December 31, 2024. The bonus was recorded within general and administrative expenses in the accompanying unaudited interim Consolidated Statement of Comprehensive Income/(Loss).

As of December 31, 2025 and June 30, 2026, the balances due to Maritime were $242 and $390, respectively. As of the same dates, the balances due to Konkar Agencies were $1,443 and $550, respectively. These balances are included in the “Due to related parties” in the accompanying unaudited interim Consolidated Balance Sheets. The balances due to Maritime and Konkar Agencies are interest free and with no specific repayment terms.

The Company uses the services of Maritime under separate ship-management agreements with its tanker vessel-owning companies and under the Head Management Agreement to provide a wide range of shipping services, including, but not limited to, chartering, sale and purchase, insurance, operations, dry-docking and construction supervision.

For the ship management services, Maritime initially charged a fee payable by each subsidiary of $325 per day per vessel while the vessel is in operation, including any pool arrangements, and $450 per day per vessel while the vessel is under construction, as well as an additional daily fee, depending on the seniority of the personnel, to cover the cost of engineers employed to supervise newbuilding construction (collectively, the “Ship-management Fees”). In addition, Maritime charges the Company a commission of 1.25% on all charter agreements arranged by Maritime and 1.0% of the price of any vessel sale. Maritime also provides administrative services to the Company’s dry-bulk joint venture ship-owning entities for a fee of $150 per day per vessel.

Under the Head Management Agreement, Maritime provides executive, financial, accounting and other administrative services to the Company in exchange for an initial annual base fee of $1.6 million (the “Administration Fees”). In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, the Company will pay Maritime an amount equal to 2.5 times the then annual Administration Fees and an amount equal to 12 months of the then daily Ship-management Fees.

The Ship-management Fees and the Administration Fees are adjusted annually according to the official inflation rate in Greece or such other country where Maritime is headquartered during the preceding year. Effective January 1, 2026, following the annual inflation adjustment based on the official inflation rate in Greece for 2025, the Ship-management Fees and the Administration Fees were adjusted to $401 per day per vessel and $2.0 million per annum, respectively.

The Company uses the services of Konkar Agencies, a dry-bulk ship management company with its principal office in Greece. Konkar Agencies is engaged under separate management agreements directly by the Company’s respective ship-owning companies to provide a wide range of shipping services, including, but not limited to, chartering, technical management, sale and purchase, insurance, operations, dry-docking and construction supervision.

For the ship management services, Konkar Agencies initially charged a fee payable by each subsidiary of $850 per day per vessel while the vessel is in operation, including any pool arrangements, as well as an additional daily fee, depending on the seniority of the personnel, to cover the cost of engineers employed to supervise newbuilding construction (collectively, the “Ship-management Fees”). In addition, Konkar Agencies charges the Company a commission of 1.25% on all charter agreements arranged by Konkar Agencies.

PYXIS TANKERS INC.

Notes to the unaudited interim Consolidated Financial Statements

(Expressed in thousands of U.S. dollars, except for share and per share data)

3. Transactions with Related Parties: – Continued:

The management agreements for the “Konkar Ormi,” “Konkar Asteri” and “Konkar Venture” have initial terms of five years, expiring in September 2029, February 2030 and June 2030, respectively, and automatically renew for consecutive five-year periods unless terminated by either party upon three months’ notice. The fees are adjusted annually based on the official inflation rate in Greece. Effective January 1, 2026, following an average inflation rate in Greece of 2.48% for 2025, the daily ship management fee was adjusted to $896 per day per vessel.

(b)	Maritime Investors Corp.:

Maritime Investors Corp., an entity related to Mr. Valentis, our Chairman and Chief Executive Officer, was granted 10,000 restricted common shares under the Company’s 2015 Equity Incentive Plan, which fully vested on November 20, 2025. No additional restricted common shares were granted to Maritime Investors Corp. during the six-month period ended June 30, 2026.